Stock Options and Warrants - Summary of Changes in Options Outstanding and Related Exercise Prices for Shares of Company's Common Stock Options Issued (Detail) - $ / shares	2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2009	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
2006 Plan and 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, Beginning balance		21,319,637	16,028,400	15,122,900
Number of Options, Granted		1,524,000	6,324,000	1,491,500
Number of Options, Exercised		0	0	0
Number of Options, Canceled or expired		(26,177)	(1,032,763)	(586,000)
Number of Options, Outstanding, Ending balance		22,817,460	21,319,637	16,028,400
Number of Options, Options vested and expected to vest Ending Balance		21,567,560	20,194,202
Number of Options, Options exercisable Ending Balance		13,984,014	13,493,562
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance		$ 0.86	$ 1.12	$ 1.18
Weighted Average Exercise Price Per Share, Granted		0.06	0.14	0.26
Weighted Average Exercise Price Per Share, Exercised		0	0	0
Weighted Average Exercise Price Per Share, Canceled or expired		0.17	0.53	0.61
Weighted Average Exercise Price Per Share, Outstanding, Ending balance		0.80	0.86	$ 1.12
Weighted Average Exercise Price, Options vested or expected to vest Ending Balance		0.84	0.90
Weighted Average Exercise Price, Options exercisable Ending Balance		$ 1.22	$ 1.21
Weighted Average Remaining Contractual Term, Options Outstanding Ending Balance		6 years 6 months 15 days	6 years 6 months 18 days
Weighted Average Remaining Contractual Term, Options vested or expected to vest Ending Balance		6 years 4 months 17 days	6 years 4 months 21 days
Weighted Average Remaining Contractual Term, Options exercisable Ending Balance		4 years 10 months 17 days	5 years 26 days
Outside Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, Beginning balance		7,609,293	7,609,293	8,254,232
Number of Options, Granted	10,257,593
Number of Options, Exercised		0	0	0
Number of Options, Canceled or expired				(644,939)
Number of Options, Outstanding, Ending balance		7,609,293	7,609,293	7,609,293
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance		$ 0.62	$ 0.62	$ 0.65
Weighted Average Exercise Price Per Share, Exercised		0	0	0
Weighted Average Exercise Price Per Share, Canceled or expired				1.00
Weighted Average Exercise Price Per Share, Outstanding, Ending balance		$ 0.62	$ 0.62	$ 0.62
Weighted Average Remaining Contractual Term, Options exercisable Ending Balance		4 years 7 months 10 days	4 years 10 months 10 days